TRADE RECEIVABLES (Schedule of Aging of Gross Trade Receivables) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 965	₪ 963
Allowance	128	148	₪ 162	₪ 188
Not Passed Due [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	861	831
Allowance	₪ 46	₪ 45
Average expected loss rate	5.00%	5.00%
Less than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 53	₪ 60
Allowance	₪ 33	₪ 36
Average expected loss rate	62.00%	59.00%
More than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 51	₪ 72
Allowance	₪ 49	₪ 67
Average expected loss rate	96.00%	94.00%